Revenues	12 Months Ended
Dec. 31, 2022
Revenues.
Revenues

4.Revenues

The following table presents the Company’s revenues disaggregated by revenue category. All revenues were generated in the PRC.

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Revenue from contract with customers
On-demand delivery solution services	2,536,818	3,828,956	3,638,729	527,566
Mobility solution services	31,587	110,168	108,081	15,670
Housekeeping services	12,405	79,735	72,576	10,523
Others	—	6,420	992	144
Total revenues	2,580,810	4,025,279	3,820,378	553,903